PROPERTY, FURNITURE AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, FURNITURE AND EQUIPMENT, NET [Abstract]
PROPERTY, FURNITURE AND EQUIPMENT, NET
9	PROPERTY, FURNITURE AND EQUIPMENT, NET

a)	The composition of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2024, 2023, and 2022 is as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2024	2023	2022
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	327,113	1,140,644	779,481	485,787	614,211	107,795	117,255	3,572,286	3,463,196	3,500,890
Additions	–	58,536	66,580	49,478	62,819	699	72,032	310,144	322,371	192,700
Acquisition of business	–	–	–	–	–	–	–	–	455	419
Transfers	–	–	35,210	1,151	40,987	1,252	(78,600)	–	–	–
Disposals and others	(32,959)	(24,373)	(11,422)	(30,649)	(57,180)	(3,703)	(19,670)	(179,956)	(213,736)	(230,813)
Balance as of December 31	294,154	1,174,807	869,849	505,767	660,837	106,043	91,017	3,702,474	3,572,286	3,463,196

Accumulated depreciation -
Balance as of January 1	–	744,686	571,056	327,846	480,974	90,199	–	2,214,761	2,182,098	2,192,111
Depreciation of the period	–	23,612	38,855	28,924	57,585	4,555	–	153,531	129,108	128,443
Acquisition of business	–	–	–	–	–	–	–	–	–	102
Disposals and others	–	(16,992)	(10,633)	(26,513)	(46,597)	(3,692)	–	(104,427)	(96,445)	(138,558)
Balance as of December 31	–	751,306	599,278	330,257	491,962	91,062	–	2,263,865	2,214,761	2,182,098

Net carrying amount	294,154	423,501	270,571	175,510	168,875	14,981	91,017	1,438,609	1,357,525	1,281,098

Banks, financial institutions and insurance entities operating in Peru cannot pledge their fixed assets.

During 2024, the Group, as part of the investment in fixed assets, has made disbursements mainly related to computer equipment and the remodeling of its various agencies. Likewise, during the years 2023 and 2022, the Group, as part of the investment in fixed assets, has made disbursements mainly related to the purchase of computer equipment, furniture and fixtures and the remodeling of its various agencies.

During the year 2024, Management decided to sell various land and buildings, the approximate sale price of which was S/98.2 million, with a net cost of S/30.2 million (during 2023, an approximate sale price of S/53.1 million with a net cost of S/51.4 million; during 2022, an approximate sale price of S/46.1 million, with a net cost of S/33.8 million).

Credicorp Ltd. subsidiaries maintain insurance on their main assets in accordance with the policies established by Management.

Due to the implementation of IFRS 17, depreciation expense of fixed assets is distributed in the consolidated income statement under depreciation item and attributable expense under the insurance technical result item for S/149.9 million and S/3.6 million, respectively, for the year 2024; S/125.0 million and S/4.1 million, respectively, for the year 2023.

Management periodically reviews the residual value, useful life and the depreciation method used of the Group’s property, furniture and equipment; in order to ensure that these are consistent with your current economic benefit and life expectations. In the opinion of Management, as of December 31, 2024, 2023 and 2022, there is no evidence of impairment of the Group’s properties, furniture and equipment.